Intangible Assets - Estimated annual amortization expense (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Intangible Assets
2023	¥ 112,854	$ 16,362
2024	3,007	436
2025	3,007	436
2026	3,007	436
2027 and after	¥ 12,127	$ 1,758